Financial Instruments - Stock Purchase Warrants Changes in Fair Value Measured on Recurring Basis Using Significant Unobservable Inputs (Level 3) (Detail) - Recurring [Member] - Level 3 [Member] - Warrant [Member] - USD ($)
$ in Thousands
	3 Months Ended		6 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value at the beginning of the period	$ 9,234	$ 11,714	$ 9,314
Fair value on issuance				$ 6,840
Unrealized gain (loss) included in earnings	1,817	(3,663)	1,737	1,211
Fair value at the end of the period	$ 11,051	$ 8,051	$ 11,051	$ 8,051